As filed with Securities and Exchange Commission on February 17, 2022.

File Nos. 333-137942

811-03240

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

[    ]

Post-Effective Amendment No. 31

[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 290

[X]

(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A

(Exact Name of Registrant)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

(Name of Depositor)

2929 Allen Parkway, Houston, Texas 77019

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (713) 831-3150

Johnpaul S. Van Maele

The Variable Annuity Life Insurance Company

2919 Allen Parkway, Houston, Texas 77019

(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on March 18, 2022 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts.

EXPLANATORY NOTE

This Post-Effective Amendment No. 31 under the Securities Act of 1933, as amended (Amendment No. 290 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of The Variable Annuity Life Insurance Company Separate Account A (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until March 18, 2022, the pending effective date of the Registrant’s 29th Post-Effective Amendment. By way of further background:

●

Post-Effective Amendment No. 30 was filed under Rule 485(b)(1)(iii) on January 20, 2022, for the sole purpose of extending to February 18, 2022, the then-pending effective date of Post-Effective Amendment number 29.

●

Post-Effective Amendment No. 29 was filed under Rule 485(a)(1) on November 23, 2021, for the purpose of bringing the Registration Statement into compliance with the new disclosure and format requirements of the amended Form N-4. Post-Effective Amendment No. 29 originally requested that the Amendment become effective 60 days after filing, pursuant to the requirements of Rule 485(a)(1).

This Post-Effective Amendment No. 31 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on this 17th day of February, 2022.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A (Registrant)

BY:	THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

BY: /s/ CHRISTOPHER P. FILIAGGI

CHRISTOPHER P. FILIAGGI SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer and President	February 17, 2022
KEVIN T. HOGAN	(Principal Executive Officer)

*ELIAS F. HABAYEB	Director, Executive Vice President and Chief Financial Officer	February 17, 2022
ELIAS F. HABAYEB	(Principal Financial Officer)

*CHRISTOPHER P. FILIAGGI	Senior Vice President and Life Controller	February 17, 2022
CHRISTOPHER P. FILIAGGI	(Principal Accounting Officer)

EMILY W. GINGRICH	Director

*MICHAEL P. HARWOOD	Director	February 17, 2022
MICHAEL P. HARWOOD

*GILLIANE E. ISABELLE	Director	February 17, 2022
GILLIANE E. ISABELLE*

*ROBERT J. SCHEINERMAN	Director	February 17, 2022
ROBERT J. SCHEINERMAN*

*ALIREZA VASEGHI	Director	February 17, 2022
ALIREZA VASEGHI*

*By: /s/ TRINA SANDOVAL

Trina Sandoval, Attorney-in-Fact pursuant to a Power of Attorney (see File No. 333-201800 /811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 4, 2021, Accession No. 0001193125-21-320337), Incorporated by Reference.